Investments - Equity Securities without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Apr. 30, 2018 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values	¥ 52,132	¥ 55,498
Carrying value of investments	57,189	¥ 71,595			$ 8,765
Common stock of Trytry Global inc
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity interest (as a percent)		14.56%				14.56%
Preference shares of Trytry Global Inc. ("Trytry")
Equity Securities without Readily Determinable Fair Value [Line Items]
Change in fair value of financial instruments		¥ 22,363
Seed Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares				20,000,000
Acquisition consideration				¥ 2,000
A2 Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares		711,462
Acquisition consideration		¥ 2,093				$ 300
Spring Place
Equity Securities without Readily Determinable Fair Value [Line Items]
Number of ordinary shares subscribed | shares							44,115	44,115
Acquisition consideration							¥ 17,187	$ 2,500
Equity interest (as a percent)							1.37%	1.37%
Impairment on equity securities without readily determinable fair values	0	0
Carrying value of investments	16,312	17,440
Guangyao
Equity Securities without Readily Determinable Fair Value [Line Items]
Acquisition consideration									¥ 9,500
Equity interest (as a percent)									19.00%
Impairment on equity securities without readily determinable fair values	0	0	¥ 0
Trytry
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values	¥ 26,320	¥ 26,456